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CONSECO VARIABLE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS
December 31, 1999







                                              Conseco Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 1999

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C                                         PAGE
Statement of Assets and Liabilities as of December 31, 1999.............     2
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1999 .................................     6
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1998..................................    12
Notes to Financial Statements...........................................    18
Report of Independent Accountants.......................................    20

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

==============================================================================================================
                                                                                                    NET ASSET
                                                                          SHARES         COST         VALUE
--------------------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
  The Alger American Fund:
   Growth Portfolio ...........................................          43,028.2   $  2,389,606  $  2,770,153
   Leveraged AllCap Portfolio .................................          97,531.3      3,916,067     5,653,887
   MidCap Growth Portfolio ....................................           6,756.2        183,851       217,752
   Small Capitalization Portfolio .............................          60,530.3      2,553,816     3,338,248
  American Century Variable Portfolios, Inc:
   Income and Growth Fund .....................................          28,556.7        205,620       228,454
   International Fund .........................................          24,844.9        205,256       310,561
   Value Fund .................................................          63,197.1        414,438       376,022
  Berger Institutional Products Trust:
   100 Fund ...................................................          22,673.8        281,260       435,790
   Growth and Income Fund .....................................          21,378.5        373,775       565,461
   Small Company Growth Fund ..................................          17,680.6        251,273       415,670
   BIAM International Fund ....................................             189.6          2,401         2,774
  Conseco Series Trust:
   Balanced Portfolio .........................................       1,243,454.6     17,185,347    18,217,616
   Equity Portfolio ...........................................       9,951,546.8    213,879,824   230,683,998
   Fixed Income Portfolio .....................................       1,345,328.2     13,322,804    12,626,577
   Government Securities Portfolio ............................         116,636.0      1,389,935     1,278,451
   Money Market Portfolio .....................................       9,963,869.7      9,963,870     9,963,870
  The Dreyfus Socially Responsible Growth Fund, Inc ...........         124,252.7      3,988,409     4,854,553
  Dreyfus Stock Index Fund ....................................         641,747.1     20,046,678    24,675,176
  Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio ................................           2,689.5         65,147        72,403
   International Value Portfolio ..............................             449.7          7,051         7,047
  Federated Insurance Series:
   High Income Bond Fund II ...................................          73,383.1        775,518       751,443
   International Equity Fund II ...............................          15,649.5        296,590       432,552
   Utility Fund II ............................................          51,589.3        727,373       740,307
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund .........................................             680.8         13,729        14,303
   High Yield Fund ............................................          10,671.7        124,829       122,832
  Janus Aspen Series:
   Aggressive Growth Portfolio ................................         177,897.4      6,077,262    10,618,695
   Growth Portfolio ...........................................         344,062.6      8,743,478    11,577,707
   Worldwide Growth Portfolio .................................         674,395.7     18,220,755    32,202,396
  Lazard Retirement Series, Inc:
   Equity Portfolio ...........................................             100.5          1,179         1,159
   Small Cap Portfolio ........................................               4.0             37            40
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio ................................             689.8         15,224        15,285
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ................................             453.2          6,562         7,405
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .............................           6,491.8         85,354        85,951
   Partners Portfolio .........................................          29,353.0        548,008       576,493
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II .....................................          11,099.6        227,828       337,094
  Strong Opportunity Fund II, Inc .............................          11,435.0        258,657       297,196
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ........................................           3,775.0         42,757        40,355
   Worldwide Emerging Markets Fund ............................          18,605.0        161,836       265,307
   Worldwide Hard Assets Fund .................................          51,097.4        527,213       560,027
   Worldwide Real Estate Fund .................................           1,345.6         12,381        12,313
--------------------------------------------------------------------------------------------------------------
      Total assets ............................................                                    375,353,323
Liabilities:
  Net amount due to Conseco Variable Insurance Company ........                                        557,329
--------------------------------------------------------------------------------------------------------------
      Net assets (Note 6) .....................................                                   $374,795,994
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

=============================================================================================================
                                                                                                    NET ASSET
                                                                       SHARES         COST            VALUE
-------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
  The Alger American Fund:
   Growth Portfolio........................................          1,184,056.2     $2.337604     $2,767,855
   Leveraged AllCap Portfolio .............................          1,092,625.9      5.109085      5,582,319
   Midcap Growth Portfolio.................................            107,741.1      2.019311        217,563
   Small Capitalization Portfolio .........................          1,477,791.4      2.256980      3,335,346
  American Century Variable Portfolios, Inc:
   Income and Growth Fund..................................            180,072.1      1.267565        228,253
   International Fund......................................            148,279.0      2.092737        310,309
   Value Fund..............................................            300,067.3      1.252172        375,736
  Berger Institutional Products Trust:
   100 Fund................................................            225,561.6      1.930345        435,412
   Growth and Income Fund..................................            237,838.2      2.375451        564,973
   Small Company Growth Fund ..............................            158,133.4      2.626310        415,307
   BIAM International Fund.................................              1,907.4      1.454682          2,775
  Conseco Series Trust:
   Balanced Portfolio .....................................          6,250,753.5      2.874258     17,966,277
   Equity Portfolio
     Qualified ............................................          6,177,794.7     36.036177    222,624,107
     Nonqualified .........................................            154,728.4     28.525694      4,413,735
   Fixed Income Portfolio
     Qualified ............................................          2,139,411.3      5.673933     12,138,877
     Nonqualified .........................................             69,191.3      5.451644        377,206
   Government Securities Portfolio ........................            989,802.9      1.290459      1,277,300
   Money Market Portfolio
     Qualified ............................................          3,343,310.9      2.930114      9,796,281
     Nonqualified .........................................             18,871.5      2.930112         55,295
  The Dreyfus Socially Responsible Growth Fund, Inc .......          1,607,963.6      2.963507      4,765,212
  Dreyfus Stock Index Fund ................................          8,745,043.0      2.808320     24,558,883
  Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio ............................             57,394.8      1.260430         72,342
   International Value Portfolio ..........................              5,892.4      1.194910          7,041
  Federated Insurance Series:
   High Income Bond Fund II................................            521,674.5      1.404876        732,888
   International Equity Fund II ...........................            158,076.2      2.734170        432,207
   Utility Fund II ........................................            417,936.4      1.769836        739,679
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund......................................             12,179.6      1.173420         14,292
   High Yield Fund.........................................            119,098.6      1.030465        122,727
  Janus Aspen Series:
   Aggressive Growth Portfolio ............................          2,363,771.3      4.488515     10,609,823
   Growth Portfolio .......................................          3,595,530.3      3.192835     11,479,937
   Worldwide Growth Portfolio .............................          8,203,822.8      3.897775     31,976,652
  Lazard Retirement Series, Inc:
   Equity Portfolio........................................              1,021.9      1.133077          1,158
   Small Cap Portfolio.....................................                 44.2      0.892662             39
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio.............................             13,117.1      1.164236         15,271
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ............................              6,824.5      1.084118          7,399
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .........................             79,073.7      1.086053         85,878
   Partners Portfolio......................................            422,449.4      1.363460        575,993
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II..................................            110,428.3      3.050073        336,814
  Strong Opportunity Fund II, Inc .........................            160,379.9      1.851524        296,947
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ....................................             37,695.5      1.069651         40,321
   Worldwide Emerging Markets Fund ........................            253,897.1      1.044064        265,085
   Worldwide Hard Assets Fund..............................            556,013.0      1.006344        559,540
   Worldwide Real Estate Fund .............................             14,854.6      0.828169         12,302
-------------------------------------------------------------------------------------------------------------
  Net assets attributable to contract owners' deferred
    annuity reserves......................................                                      $370,593,356
=============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

================================================================================
                                                                      REPORTED
                                                                       VALUE
--------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
  annuity reserves (from page 3)                                    $370,593,356
--------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
   Alger American  Leveraged AllCap Portfolio.....................        70,328
   Conseco Series Trust:
     Balanced Portfolio
      Qualified...................................................       205,231
     Equity Income Portfolio
      Qualified ..................................................     3,281,836
      Nonqualified ...............................................        30,106
     Fixed Income Portfolio
      Qualified ..................................................       106,231
     Money Market Portfolio
      Qualified ..................................................        24,951
   The Dreyfus Socially Responsible Growth Fund, Inc .............        90,149
   Dreyfus Stock Index Fund ......................................        89,012
   Federated High Income Bond Fund II.............................        17,274
   Janus Aspen Growth Portfolio ..................................        97,321
   Janus Aspen Worldwide Growth Portfolio ........................       190,199
--------------------------------------------------------------------------------
        Net assets attributable to contract owners' annuity
         payment reserves...                                           4,202,638
--------------------------------------------------------------------------------
         Net assets ..............................................  $374,795,994
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .....................   $128,480   $  173,044   $15,904     $313,672    $     27
Expenses:
  Mortality and expense risk fees ....................................     17,060       31,692     1,384       25,908       1,856
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...................................    111,420      141,352    14,520      287,764      (1,829)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................    111,748      558,078    10,857       50,558       2,160
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............................    295,980    1,309,281    19,785      638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .............    407,728    1,867,359    30,642      689,170      10,433
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ........   $519,148   $2,008,711   $45,162     $976,934    $  8,604
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   111,420   $   141,352   $  14,520   $   287,764   $  (1,829)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      111,748       558,078      10,857        50,558       2,160
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................      295,980     1,309,281      19,785       638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      519,148     2,008,711      45,162       976,934       8,604
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      536,875       709,993      59,860       411,916      54,378
  Contract redemptions ...........................................     (245,853)     (236,059)     (2,797)     (216,597)     (5,265)
  Net transfers ..................................................    1,364,778     1,780,573     (17,279)     (236,971)     71,174
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................    1,655,800     2,254,507      39,784       (41,652)    120,287
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................    2,174,948     4,263,218      84,946       935,282     128,891
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      592,907     1,389,429     132,617     2,400,064      99,362
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................  $ 2,767,855   $ 5,652,647   $ 217,563   $ 3,335,346   $ 228,253
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===========================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- -----------------------------------------
                                            GROWTH AND      SMALL        BIAM                                       FIXED
 INTERNATIONAL     VALUE          100         INCOME       COMPANY   INTERNATIONAL   BALANCED       EQUITY          INCOME
---------------------------------------------------------------------------------------------------------------------------
 $      --       $ 16,781    $      67     $      --     $      --     $    15     $3,303,327    $64,761,215      $ 890,651
     1,617          2,993        3,068         3,685         2,143          15        160,412      1,193,037        103,858
---------------------------------------------------------------------------------------------------------------------------
    (1,617)        13,788       (3,001)       (3,685)       (2,143)         --      3,142,915     63,568,178        786,793
---------------------------------------------------------------------------------------------------------------------------
     3,093        (24,861)       7,460        23,544        11,746      (1,677)       419,126     10,008,486       (184,733)

   104,334        (35,009)     132,558       168,678       164,105         373        729,573      3,199,282       (792,858)
---------------------------------------------------------------------------------------------------------------------------
   107,427        (59,870)     140,018       192,222       175,851      (1,304)     1,148,699     13,207,768       (977,591)
---------------------------------------------------------------------------------------------------------------------------
 $ 105,810       $(46,082)   $ 137,017     $ 188,537     $ 173,708     $(1,304)    $4,291,614    $76,775,946      $(190,798)
===========================================================================================================================


==============================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------
                                            GROWTH AND      SMALL       BIAM                                       FIXED
 INTERNATIONAL     VALUE          100         INCOME       COMPANY  INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------
 $  (1,617)      $  13,788   $  (3,001)    $  (3,685)   $  (2,143)    $    00     $  3,142,915   $  63,568,178   $    786,793
     3,093         (24,861)      7,460        23,544       11,746      (1,677)         419,126      10,008,486       (184,733)
   104,334         (35,009)    132,558       168,678      164,105         373          729,573       3,199,282       (792,858)
------------------------------------------------------------------------------------------------------------------------------
   105,810         (46,082)    137,017       188,537      173,708      (1,304)       4,291,614      76,775,946       (190,798)
------------------------------------------------------------------------------------------------------------------------------
    34,926          66,180      46,621       103,748       42,921       4,918        1,850,837       9,915,752        948,729
   (34,093)           (797)    (13,320)      (77,541)     (13,080)         00       (1,231,243)    (19,376,258)    (1,468,531)
    68,072         214,621       8,401       176,231       96,668        (839)     (20,639,749)     (1,366,270)

    68,905         280,004      41,702       202,438      126,509       4,079       (2,411,288)    (30,100,255)    (1,886,072)
------------------------------------------------------------------------------------------------------------------------------
   174,715         233,922     178,719       390,975      300,217       2,775        1,880,326      46,675,691     (2,076,870)
------------------------------------------------------------------------------------------------------------------------------
   135,594         141,814     256,693       173,998      115,090          00       16,291,182     183,674,093     14,699,184
------------------------------------------------------------------------------------------------------------------------------
 $ 310,309       $ 375,736   $ 435,412     $ 564,973    $ 415,307     $ 2,775     $ 18,171,508  $ 230,349,784    $ 12,622,314
==============================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                               SOCIALLY      DREYFUS
                                                                    GOVERNMENT      MONEY     RESPONSIBLE     STOCK     DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX        STOCK
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................   $  107,961    $  361,663   $  161,066   $  411,370   $      699
Expenses:

  Mortality and expense risk fees ...............................       13,829        74,500       31,289      198,788          420
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       94,132       287,163      129,777      212,582          279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on investments in portfolio shares ...........     (143,243)           --      783,525    3,349,510        7,562
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $  (49,111)   $  287,163   $  913,302   $3,562,092   $    7,841
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                  DREYFUS
                                                                                                 SOCIALLY     DREYFUS
                                                                    GOVERNMENT      MONEY       RESPONSIBLE    STOCK    DISCIPLINED
                                                                    SECURITIES      MARKET         GROWTH      INDEX       STOCK
===================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   94,132    $  287,163   $  129,777   $  212,582   $      279
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      (49,111)      287,163      913,302    3,562,092        7,841
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       68,158     1,321,953      980,324    4,113,547       26,306
  Contract redemptions ...........................................     (205,996)   (2,655,856)    (140,733)  (1,780,271)          --
  Net transfers ..................................................      525,195     5,473,590    1,256,049    4,598,908       18,846
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      387,357     4,139,687    2,095,640    6,932,184       45,152
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...............................      338,246     4,426,850    3,008,942   10,494,276       52,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      939,054     5,449,677    1,846,419   14,153,619       19,349
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................   $1,277,300    $9,876,527   $4,855,361   $24,647,895  $   72,342
===================================================================================================================================

     The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================
   $    497        $ 53,015        $  6,865     $ 52,867      $    185     $  7,078    $    170,221     $     53,182   $     37,051

         18           7,373           2,752        7,442           237          652          49,307           69,843        211,547
------------------------------------------------------------------------------------------------------------------------------------
        479          45,642           4,113       45,425           (52)       6,426         120,914          (16,661)      (174,496)
------------------------------------------------------------------------------------------------------------------------------------



         --         (19,531)         57,813        8,985         4,665           41         862,750          671,059        803,052

         (4)        (23,518)        133,905      (48,438)         (739)        (816)      3,700,827        2,118,576     11,240,473
------------------------------------------------------------------------------------------------------------------------------------
         (4)        (43,049)        191,718      (39,453)        3,926         (775)      4,563,577        2,789,635     12,043,525
------------------------------------------------------------------------------------------------------------------------------------
   $    475        $  2,593        $195,831     $  5,972      $  3,874     $  5,651    $  4,684,491     $  2,772,974   $ 11,869,029
====================================================================================================================================

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================
  $    479         $ 45,642        $  4,113     $ 45,425      $    (52)    $  6,426    $    120,914    $    (16,661)   $   (174,496)

        --          (19,531)         57,813        8,985         4,665           41         862,750         671,059         803,052

        (4)         (23,518)        133,905      (48,438)         (739)        (816)      3,700,827       2,118,576      11,240,473
------------------------------------------------------------------------------------------------------------------------------------
       475            2,593         195,831        5,972         3,874        5,651       4,684,491       2,772,974      11,869,029
------------------------------------------------------------------------------------------------------------------------------------


     1,121          248,365          46,235      160,218         6,527       17,301         867,225       1,432,168       3,759,132
        --         (131,357)        (40,030)    (130,590)      (39,449)        (169)       (850,365)       (605,936)     (1,445,920)
     5,445           72,129             433      (48,512)        7,531       78,290       2,922,201       4,119,809       2,721,386
------------------------------------------------------------------------------------------------------------------------------------

     6,566          189,137           6,638      (18,884)      (25,391)      95,422       2,939,061       4,946,041       5,034,598
------------------------------------------------------------------------------------------------------------------------------------
     7,041          191,730         202,469      (12,912)      (21,517)     101,073       7,623,552       7,719,015      16,903,627
------------------------------------------------------------------------------------------------------------------------------------
        --          558,432         229,738      752,591        35,809       21,654       2,986,271       3,858,243      15,263,224
------------------------------------------------------------------------------------------------------------------------------------
  $  7,041         $750,162        $432,207     $739,679      $ 14,292     $122,727    $ 10,609,823    $ 11,577,258    $ 32,166,851
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                    TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                   ----------    ----------   ----------    ----------   ----------
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                             SERIES TRUST  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND    MATURITY
                                                                     EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                   ----------    ----------   ----------    ----------   ----------
====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................  $       38    $       --   $    1,204    $       --   $   13,707
Expenses:

  Mortality and expense risk fees ...............................           5            35          234            60        2,419
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................          33           (35)         970           (60)      11,288
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of  investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................          --           403        2,442             5       (9,505)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................         (20)         (359)        (434)          687         (453)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........         (20)           44        2,008           692       (9,958)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...  $       13    $        9   $    2,978    $      632   $    1,330
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                     LAZARD RETIREMENT                                    TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ----------    ----------   ----------    ----------   ----------
                                                                                                            MITCHELL
                                                                                             LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST   LIMITED
                                                                                             GROWTH AND    GROWTH AND    MATURITY
                                                                    EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                  ----------    ----------   ----------    ----------   ----------
===================================================================================================================================

Changes from operations:
  Net investment income (loss) .................................. $       33    $      (35)  $      970    $     (60)   $   11,288
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................         --           403        2,442            5        (9,505)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................        (20)         (359)        (434)         687          (453)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......         13             9        2,978          632         1,330
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments ................................        470            23        2,114        1,597        18,533
  Contract redemptions ..........................................         --            --       (2,618)          --        (1,945)
  Net transfers .................................................        675        (3,687)      (1,174)         (77)     (176,039)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ........................      1,145        (3,664)      (1,678)       1,520      (159,451)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...................      1,158        (3,655)       1,300        2,152      (158,121)

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...................................         --         3,694       13,971        5,247       243,999
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) ........................ $    1,158    $       39   $   15,271    $   7,399    $   85,878
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$   14,677         $     99         $ 15,306        $  2,318         $     --         $  2,415         $     58         $ 71,076,725

     5,325            1,397            2,006             403            1,425            2,876              114            2,233,024
-------------------------------------------------------------------------------------------------------------------  ---------------
     9,352           (1,298)          13,300           1,915           (1,425)            (461)             (56)          68,843,701
-------------------------------------------------------------------------------------------------------------------  ---------------



    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17           14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)          26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    19,772          108,841           45,243          (5,575)         118,373           58,314             (215)          40,782,525
-------------------------------------------------------------------------------------------------------------------  ---------------
$   29,124         $107,543         $ 58,543        $ (3,660)        $116,948         $ 57,853         $   (271)        $109,626,226
===================================================================================================================  ===============


====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$    9,352         $ (1,298)        $ 13,300        $  1,915         $ (1,425)        $   (461)        $    (56)       $ 68,843,701

    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17          14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)         26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    29,124          107,543           58,543          (3,660)         116,948           57,853             (271)        109,626,226
-------------------------------------------------------------------------------------------------------------------  ---------------

   166,393           30,192           70,611          13,252           18,011           24,652              382          28,182,464
   (29,377)          (3,003)         (54,554)         (5,053)          (2,937)          (1,281)              --         (31,048,874)
   (21,587)         (33,708)          98,488            (354)          39,382          311,470            9,394             462,611
-------------------------------------------------------------------------------------------------------------------  ---------------

   115,429           (6,519)         114,545           7,845           54,456          334,841            9,776          (2,403,799)
-------------------------------------------------------------------------------------------------------------------  ---------------
   144,553          101,024          173,088           4,185          171,404          392,694            9,505         107,222,427
-------------------------------------------------------------------------------------------------------------------  ---------------
   431,440          235,790          123,859          36,136           93,681          166,846            2,797         267,573,567
-------------------------------------------------------------------------------------------------------------------  ---------------
$  575,993         $336,814         $296,947        $ 40,321         $265,085         $559,540         $ 12,302        $374,795,994
-------------------------------------------------------------------------------------------------------------------  ---------------

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares .................   $   26,144    $   36,253   $    6,544   $  270,282   $     485
Expenses:

  Mortality and expense risk fees ................................        2,618         9,102          798       20,373         205
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................       23,526        27,151        5,746      249,909         280
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................        7,619        80,329       (2,335)      36,865        (245)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .........       93,831       414,428       13,010       67,818      14,316
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ....   $  117,357    $  441,579   $   18,756   $  317,727   $  14,596
====================================================================================================================================


====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   23,526    $   27,151   $    5,746   $  249,909   $     280
  Net realized gains (losses) on sales of investments
    in portfolio shares ..........................................        7,619        80,329       (2,335)      36,865        (245)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      117,357       441,579       18,756      317,727      14,596
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       83,527       169,533       22,749      450,527      34,949
  Contract redemptions ...........................................       (5,654)     (126,978)      (2,059)    (716,237)         --
  Net transfers ..................................................      252,392       184,203       80,365      101,839      49,817
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      330,265       226,758      101,055     (163,871)     84,766
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      447,622       668,337      119,811      153,856      99,362

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      145,285       721,092       12,806    2,246,208          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................   $  592,907    $1,389,429   $  132,617   $2,400,064   $  99,362
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------
  $  1,313       $  5,413      $    565      $  1,005     $     46      $     --      $ 1,153,158     $ 15,752,727     $ 1,035,769

       937          1,231         1,184           956          517            31          154,368        1,178,671         111,522
------------------------------------------------------------------------------------------------------------------------------------
       376          4,182          (619)           49         (471)          (31)         998,790       14,574,056         924,247
------------------------------------------------------------------------------------------------------------------------------------



     1,818         (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407

       975         (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
     2,793         (7,452)       25,268        26,487           64           373          311,170       10,998,222        (131,098)
------------------------------------------------------------------------------------------------------------------------------------
  $  3,169       $ (3,270)     $ 24,649      $ 26,536     $   (407)     $    342      $ 1,309,960     $ 25,572,278     $   793,149
====================================================================================================================================


====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------


$    376         $  4,182      $   (619)     $     49     $   (471)     $    (31)     $   998,790     $ 14,574,056     $   924,247

   1,818           (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407

     975           (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
   3,169           (3,270)       24,649        26,536         (407)          342        1,309,960       25,572,278         793,149

------------------------------------------------------------------------------------------------------------------------------------

  21,242           36,363       104,218        32,961       25,129           (33)       2,454,610       12,980,634       1,173,981
     (45)            (273)           --        (3,854)      (1,462)           --       (1,184,970)     (24,815,715)     (3,238,373)
 111,123           85,483        79,944        39,965       89,153        (3,309)        (401,921)     (20,876,437)         57,978
------------------------------------------------------------------------------------------------------------------------------------

 132,320          121,573       184,162        69,072      112,820        (3,342)         867,719      (32,711,518)     (2,006,414)
------------------------------------------------------------------------------------------------------------------------------------
 135,489          118,303       208,811        95,608      112,413        (3,000)       2,177,679       (7,139,240)     (1,213,265)
------------------------------------------------------------------------------------------------------------------------------------
     105           23,511        47,882        78,390        2,677         3,000       14,113,503      190,813,333      15,912,449
------------------------------------------------------------------------------------------------------------------------------------
$135,594         $141,814      $256,693      $173,998     $115,090      $     --      $16,291,182     $183,674,093     $14,699,184
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ................   $   48,886    $  255,531   $   67,412   $  152,478    $     91
Expenses:

  Mortality and expense risk fees ...............................        8,378        49,938       11,421       90,857          46
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       40,508       205,593       55,991       61,621          45
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................       17,349            --       73,930      502,333          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................      (14,738)           --      160,015    1,688,088       2,744
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........        2,611            --      233,945    2,190,421       2,744
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...   $   43,119    $  205,593   $  289,936   $2,252,042    $  2,789
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   40,508    $  205,593   $   55,991   $   61,621    $   45
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      17,349            --       73,930      502,333        --
  Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .............     (14,738)           --      160,015    1,688,088     2,744
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      43,119       205,593      289,936    2,252,042     2,789
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      68,785       280,659      495,636    2,668,744       398
  Contract redemptions ...........................................    (111,079)   (1,403,691)     (98,716)    (253,677)       --
  Net transfers ..................................................     326,004     1,940,167      513,868    3,880,194    16,162
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................     283,710       817,135      910,788    6,295,261    16,560
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................     326,829     1,022,728    1,200,724    8,547,303    19,349
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................     612,225     4,426,949      645,695    5,606,316        --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................  $  939,054    $5,449,677   $1,846,419   $14,153,619   $19,349
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  6,718      $    198      $ 29,269     $  1,814      $  2,253      $       --       $    157,855     $   464,175

       --          3,099         2,125         5,388          120            54          21,327             25,410         120,229
------------------------------------------------------------------------------------------------------------------------------------
       --          3,619        (1,927)       23,881        1,694         2,199         (21,327)           132,445         343,946
------------------------------------------------------------------------------------------------------------------------------------



       --          5,201        46,233        44,535            1            (4)         53,509            187,231         728,557

       --         (7,710)       (8,218)        8,673        1,313        (1,181)        657,242            507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
       --         (2,509)       38,015        53,208        1,314        (1,185)        710,751            695,025       2,491,830
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  1,110      $ 36,088      $ 77,089     $  3,008      $  1,014      $  689,424       $    827,470     $ 2,835,776
====================================================================================================================================

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------


$     --        $  3,619      $ (1,927)     $ 23,881     $  1,694      $  2,199      $   (21,327)     $    132,445     $   343,946

      --           5,201        46,233        44,535            1            (4)          53,509           187,231         728,557

      --          (7,710)       (8,218)        8,673        1,313        (1,181)         657,242           507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
      --           1,110        36,088        77,089        3,008         1,014          689,424           827,470       2,835,776
------------------------------------------------------------------------------------------------------------------------------------

      --         130,446        36,964       101,816           --         8,399          314,457           575,858       3,035,033
      --         (31,009)       (2,387)      (16,382)          --            --          (81,251)         (119,797)     (2,091,287)
      --         316,153        17,561       283,497       32,801        12,241          330,898           862,739       2,193,731
------------------------------------------------------------------------------------------------------------------------------------

      --         415,590        52,138       368,931       32,801        20,640          564,104         1,318,800       3,137,477
------------------------------------------------------------------------------------------------------------------------------------
      --         416,700        88,226       446,020       35,809        21,654        1,253,528         2,146,270       5,973,253
------------------------------------------------------------------------------------------------------------------------------------
      --         141,732       141,512       306,571           --            --        1,732,743         1,711,973       9,289,971
------------------------------------------------------------------------------------------------------------------------------------
$     --        $558,432      $229,738      $752,591     $ 35,809      $ 21,654      $ 2,986,271      $  3,858,243     $15,263,224
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................   $      --    $       1   $      868    $      365   $      156
------------------------------------------------------------------------------------------------------------------------------------
Expenses:

  Mortality and expense risk fees ................................          --            7           26            17          286
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................          --           (6)         842           348         (130)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
     in portfolio shares .........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ..........          --          361          495           156          979
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $      --    $     355   $    1,337    $      504   $      849
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (loss) ...................................   $      --    $      (6)  $      842    $      348   $     (130)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......          --          355        1,337
                                                                                                                   504          849
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................          --        3,339       11,680           719       12,525
  Contract redemptions ...........................................          --           --           --            --           --
  Net transfers ..................................................          --           --          954         4,024      230,625
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owners' transactions ..........................          --        3,339       12,634         4,743      243,150
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................          --        3,694       13,971         5,247      243,999
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................          --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year ....................................   $      --    $  3,694   $   13,971     $    5,247   $  243,999
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------
 $  8,709        $     --      $  1,483      $    169     $  1,250      $ 50,996      $     --        $     --         $19,540,381

    2,368             154           447           279          745         2,656             5               2           1,827,897
------------------------------------------------------------------------------------------------------------------------------------
    6,341            (154)        1,036          (110)         505        48,340            (5)             (2)         17,712,484
------------------------------------------------------------------------------------------------------------------------------------



  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (9,499)          4,786         5,854         3,318      (27,930)     (144,515)          164              --          18,079,569
------------------------------------------------------------------------------------------------------------------------------------
 $ (3,158)       $  4,632      $  6,890      $  3,208     $(27,425)     $(96,175)     $    159        $     (2)        $35,792,053
====================================================================================================================================


====================================================================================================================================
NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------


 $  6,341        $   (154)     $  1,036      $   (110)    $    505      $ 48,340      $     (5)       $     (2)        $17,712,484

  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (3,158)          4,632         6,890         3,208      (27,425)      (96,175)          159              (2)         35,792,053

------------------------------------------------------------------------------------------------------------------------------------

  157,481          11,715        45,152         9,453       22,033        34,250         2,638           9,511          25,628,081
   (2,370)           (190)         (980)         (436)      (1,843)       (3,409)           --              --         (34,314,124)
  204,724         214,553        67,755         6,504       20,696      (112,948)           --          (9,824)         (8,796,326)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  359,835         226,078       111,927        15,521       40,886       (82,107)        2,638            (313)        (17,482,369)
------------------------------------------------------------------------------------------------------------------------------------
  356,677         230,710       118,817        18,729       13,461      (178,282)        2,797            (315)         18,309,684
------------------------------------------------------------------------------------------------------------------------------------
   74,763           5,080         5,042        17,407       80,220       345,128            --             315         249,263,883
------------------------------------------------------------------------------------------------------------------------------------
 $431,440        $235,790      $123,859      $ 36,136     $ 93,681      $166,846      $  2,797        $     --         $267,573,567
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998
================================================================================

(1) GENERAL

    Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

    The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

    Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
    Growth Portfolio (May 1, 1997)
    Leveraged  AllCap  Portfolio  (June 1, 1995)
    MidCap Growth  Portfolio  (May 1, 1997)
    Small Capitalization  Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth Fund (May 1, 1998)
    International Fund (May 1, 1997)
    Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
    100 Fund
    Growth and Income Fund
    Small Company Growth Fund
    BIAM International Fund

CONSECO SERIES TRUST
    Balanced Portfolio
    Equity Portfolio
    Fixed Income Portfolio
    Government Securities Portfolio
    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
    International Value Portfolio
    Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
    High Income Bond Fund II
    International Equity Fund II
    Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
    Equity Income Fund
    High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
    Equity Portfolio
    Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
    Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
    Limited Maturity Bond Portfolio
    Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
    Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund (June 1, 1995)
    Worldwide Emerging Markets Fund (June 1, 1996)
    Worldwide Hard Assets Fund (June 1,1995)
    Worldwide Real Estate Fund (May 1, 1998)

    VanEck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997, and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The 1998 activity was due to final transfers being processed.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

    Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

DECEMBER 31, 1999 AND 1998

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

    Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                                DECEMBER 31,
                                                              1999        1998
================================================================================
The Alger American Fund:
  Leveraged AllCap .....................................    $ 1.264         N/A
Conseco Series Trust:
  Balanced .............................................      1.305     $ 1.043
  Equity
   Qualified ...........................................     10.473       7.308
   Nonqualified ........................................      9.697       6.766
  Fixed Income

   Qualified ...........................................      4.789       5.012
   Nonqualified ........................................      4.792       5.016
  Money Market

   Qualified ...........................................      1.022       1.019
The Dreyfus Socially Responsible Growth Fund ...........      1.049         N/A
Dreyfus Stock Index Fund ...............................      1.255       1.097
Federated Insurance Series:
  High Income Bond Fund II .............................      0.975         N/A
Janus Aspen Series:
  Growth ...............................................      1.132         N/A
  Worldwide Growth .....................................      2.611       1.660
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

    The aggregate cost of purchases of investments in portfolio shares was $134,689,005 and $63,530,550 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $67,907,279 and $63,152,626 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

    The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $2,233,024 and $1,827,897 for the years ended December 31, 1999 and 1998, respectively.

    Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $465,909 and $597,806 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

    Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

    Net assets consisted of the following at December 31, 1999:


================================================================================
Proceeds from the sales of units since organization,
  less cost of units redeemed .................................     $ 59,967,901
Undistributed net investment income ...........................      206,883,885
Undistributed net realized gains on sales of investments ......       60,083,883
Net unrealized appreciation of investments ....................       47,860,325
--------------------------------------------------------------------------------
    Net assets ................................................     $374,795,994
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 10, 2000

================================================================================
                           CONSECO VARIABLE ANNUITY ACCOUNT C

                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana.

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.

                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

      CONSECO VARIABLE ANNUITY ACCOUNT C IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY
      CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES
  ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
     AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMER STEP UP TO A BETTER, MORE
             SECURE FUTURE. CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CV-207 (2/00) 05964
                                     (C) 1999 Conseco Variable Insurance Company



                                                                 www.conseco.com

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